BORROWINGS (Details Narrative) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 08, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Line of Credit Facility [Line Items]
Interest expenses for short-term borrowings		¥ 1,182	¥ 1,263
Annual weighted average interest rate for short-term borrowings			2.85%		2.83%	2.83%
Land use rights, net			¥ 57,904		$ 8,098	¥ 56,631
Interest expense, borrowings		¥ 2,590	¥ 4,262
Asset Pledged as Collateral [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Net book value of building properties						233,289
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate		2.75%
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate		2.90%
Line of Credit [Member]
Line of Credit Facility [Line Items]
Proceeds from long-term lines of credit	¥ 310,000	¥ 193,489
Total loan amount repaid		¥ 116,762
Outstanding balance of long-term borrowings						76,727
Unutilized lines of credit						¥ 116,511
Capitalized interest expense				¥ 5,031